Nature of the business, Description (Details) $ in Thousands		3 Months Ended
	Jan. 17, 2022 USD ($) Substation MW	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Nature of the business [Abstract]
Investments accounted for using equity method		$ 285,029	$ 294,581
Chile TL4 [Member]
Nature of the business [Abstract]
Installed capacity | MW	63
Number of substations | Substation	2
Investments accounted for using equity method	$ 39,000	$ 8,000
Contract life		50 years